Goodwill and Intangible Assets Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Details of intangible assets, other than goodwill:
Restructuring charges	$ (108.6)	$ 8.6
Intangible assets subject to amortization:
Total Gross	5,345.5		$ 5,087.5
Accumulated amortization	(360.6)		(341.8)
Total Net	4,984.9		4,745.7
Brands [Member]
Intangible assets subject to amortization:
Finite-Lived Intangible Assets, Gross	1,171.5		1,121.8
Accumulated amortization	(241.7)		(226.1)
Net	929.8		895.7
Indefinite-lived intangible assets	$ 3,212.7		$ 3,052.2
Brands [Member] | Minimum [Member]
Intangible assets subject to amortization:
Useful life	3 years		3 years
Brands [Member] | Maximum [Member]
Intangible assets subject to amortization:
Useful life	40 years		40 years
Distribution Rights [Member]
Intangible assets subject to amortization:
Finite-Lived Intangible Assets, Gross	$ 137.6		$ 135.1
Accumulated amortization	(91.6)		(87.1)
Net	$ 46.0		$ 48.0
Distribution Rights [Member] | Minimum [Member]
Intangible assets subject to amortization:
Useful life	3 years		3 years
Distribution Rights [Member] | Maximum [Member]
Intangible assets subject to amortization:
Useful life	28 years		28 years
Other Intangible Assets [Member]
Intangible assets subject to amortization:
Finite-Lived Intangible Assets, Gross	$ 28.3		$ 29.9
Accumulated amortization	(27.3)		(28.6)
Net	1.0		1.3
Indefinite-lived intangible assets	$ 17.5		$ 17.5
Other Intangible Assets [Member] | Minimum [Member]
Intangible assets subject to amortization:
Useful life	2 years		2 years
Other Intangible Assets [Member] | Maximum [Member]
Intangible assets subject to amortization:
Useful life	8 years		8 years
Distribution Networks [Member]
Intangible assets subject to amortization:
Indefinite-lived intangible assets	$ 777.9		$ 731.0
Canada [Member]
Details of intangible assets, other than goodwill:
Percentage Of Fair Value Exceeding Carrying Value			20.00%
Europe [Member]
Details of intangible assets, other than goodwill:
Percentage Of Fair Value Exceeding Carrying Value			9.00%